Unaudited Consolidated Statements of Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Income Statement [Abstract]
Revenues (notes 2, 3 and 4)	$ 405,642	$ 513,923	$ 799,664	$ 1,057,428
Voyage expenses (notes 2 and 3)	(94,912)	(40,640)	(180,789)	(91,437)
Vessel operating expenses (notes 2 and 4)	(162,537)	(207,784)	(320,472)	(399,044)
Time-charter hire expense (note 4)	(20,648)	(30,689)	(40,059)	(69,461)
Depreciation and amortization	(67,960)	(142,741)	(135,271)	(285,771)
General and administrative expenses (note 4)	(23,720)	(29,541)	(47,903)	(60,979)
Write-down and loss on sales of vessels (note 7)	(32,830)	(14,242)	(51,492)	(18,669)
Restructuring charges (note 12)	(1,114)	0	(3,252)	(2,176)
Income from vessel operations	1,921	48,286	20,426	129,891
Interest expense	(59,526)	(74,383)	(114,151)	(144,738)
Interest income	2,095	1,536	3,772	3,017
Realized and unrealized gains (losses) on non-designated derivative instruments (note 14)	10,723	(30,570)	20,149	(37,045)
Equity income (loss)	837	(47,984)	27,954	(37,637)
Foreign exchange gain (loss) (notes 8 and 14)	12,529	(17,342)	12,551	(20,246)
Loss on deconsolidation of Teekay Offshore (note 4)	0	0	(7,070)	0
Other income (loss)	520	(759)	(395)	(464)
Loss before income taxes	(30,901)	(121,216)	(36,764)	(107,222)
Income tax expense (note 15)	(8,746)	(3,527)	(12,863)	(6,546)
Net loss	(39,647)	(124,743)	(49,627)	(113,768)
Less: Net loss (income) attributable to non-controlling interests	11,323	44,591	748	(11,640)
Net loss attributable to the shareholders of Teekay Corporation	$ (28,324)	$ (80,152)	$ (48,879)	$ (125,408)
Earnings Per Share, Basic and Diluted	$ (0.28)	$ (0.93)	$ (0.49)	$ (1.45)
Per common share of Teekay Corporation (note 16)
Cash dividends declared (in usd per share)	$ 0.055	$ 0.055	$ 0.110	$ 0.11
Weighted average number of common shares outstanding (note 16)
Basic and Diluted (in shares)	100,434,512	86,259,207	98,892,574	86,217,567